(Earnings) loss per share	12 Months Ended
Dec. 31, 2022
(Earnings) loss per share
(Earnings) loss per share
Note 19: (Earnings) loss per share

For the years ended December 31, 2022 and 2021, the weighted average number of shares outstanding and (earnings) loss per share were as follows:

	Years ended December 31
	2022	2021
Net loss (earnings)	$(24,908)	$16,790
Weighted average basic number of shares outstanding	139,470,950	119,701,040
Basic loss (earnings) per share	$(0.18)	$0.14
Weighted average diluted number of shares outstanding	139,481,236	119,701,040
Diluted loss (earnings) per share	$(0.18)	$0.14